Notes to the Balance Sheet - Summary of Maturity Analysis of Lease Liabilities (Details)	Dec. 31, 2022 EUR (€)
Not later than one year [member]
Maturity of Lease Liabilities [Line Items]
Carrying Amount Liabilities	€ 6,554
Later than one year and not later than five years [member]
Maturity of Lease Liabilities [Line Items]
Carrying Amount Liabilities	16,268
Later than five years [member]
Maturity of Lease Liabilities [Line Items]
Carrying Amount Liabilities	27,295
Carrying Amount Liabilities	50,117
Lease liabilities	€ 45,780,000